Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Reconciliation of Contingent Consideration Measured at Fair Value

The following table presents a reconciliation of the contingent business acquisition consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2013:

	For the Years Ended December 31,
	2012	2013	2013
	RMB	RMB	US$
Balance as of January 1,	11,999	—	—
Settlement through netting with receivables	(11,999)	—	—

Balance as of December 31,	—